UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22481

Apollo Senior Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street
New York, New York 10019
(Address of principal executive offices) (Zip code)

Joseph Moroney, President
9 West 57th Street
New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 144.5%(a)
AEROSPACE & DEFENSE - 5.3%
Camp International Holding Co. 2013 First Lien Replacement Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/31/19(b)	2,387,252	2,317,616
2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(b)	1,000,000	913,750
DAE Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	5,085,033	5,075,524
Photonis Technologies SAS (France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)(d)	1,960,646	1,823,401
TASC, Inc. First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	297,727	288,795
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	1,466,403	1,422,411
Second Lien Term Loan, 12.00%, 05/21/21(e)	1,637,357	1,547,302
Vencore, Inc. Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 05/23/20(b)	606,000	582,769

		13,971,568

AUTOMOTIVE - 2.2%
American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	1,994,962	1,991,222
KAR Auction Services, Inc. Tranche B-3 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 03/09/23(b)	1,776,435	1,784,571
U.S. Farathane, LLC Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/23/21(b)	1,975,000	1,975,000

		5,750,793

BANKING, FINANCE, INSURANCE & REAL ESTATE - 13.6%
Alliant Holdings I, LLC Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/12/22(b)	3,979,950	3,943,135
Amwins Group, LLC First Lien New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/06/19(b)	4,335,905	4,353,271
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 09/04/20(b)	1,129,500	1,106,910

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,474,974	2,400,724
Asurion, LLC Incremental Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/24/19(b)	4,336,273	4,283,870
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	1,399,109	1,318,660
Bats Global Markets, Inc. Term Loan, (LIBOR + 3.75%, 0.00% Floor), 4.19%, 03/13/18(b)	1,625,763	1,623,731
First Data Corp. 2021 New Dollar Term Loan, (LIBOR + 4.00%, 0.00% Floor), 4.43%, 03/24/21(b)(f)	2,073,826	2,071,234
Term Loan C-1, (LIBOR + 3.50%, 0.00% Floor), 3.93%, 03/23/18(b)	3,229,133	3,228,326
Global Payments, Inc. Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 03/24/23(b)(f)	1,096,639	1,103,954
Hyperion Insurance Group, Ltd. (United Kingdom)
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(c)	2,026,199	1,937,553
Jefferies Finance, LLC (JFIN Co-Issuer Corp.) Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(d)	1,510,326	1,491,447
Medical Card System, Inc. Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(d)(g)	5,323,315	3,064,118
MMM Holdings, Inc. MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(d)	638,237	402,089
MSO of Puerto Rico, Inc. MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(d)	463,995	292,317
National Financial Partners Corp. 2014 Specified Refinancing Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/01/20(b)(f)	2,717,089	2,662,068
Walter Investment Management Corp. Tranche B Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/18/20(b)	853,213	744,855

		36,028,262

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
BEVERAGE, FOOD & TOBACCO - 3.3%
AdvancePierre Foods, Inc.
Second Lien Term Loan, (LIBOR + 8.25%, 1.25% Floor), 9.50%, 10/10/17(b)	3,000,000	2,988,750
Performance Food Group, Inc.
Second Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.21%, 11/14/19(b)	428,716	429,787
PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)	2,754,780	2,462,773
Winebow Holdings, Inc. (The Vintner Group, Inc.)
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	994,937	922,804
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)(d)	2,260,897	1,876,544

		8,680,658

CAPITAL EQUIPMENT - 1.0%
Zebra Technologies Corp.
Initial Term Loan, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/27/21(b)(f)	2,556,749	2,575,311

CHEMICALS, PLASTICS & RUBBER - 5.6%
The Chemours Co.
Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)(f)	2,704,277	2,587,655
Chemstralia Pty, Ltd. (Chemstralia Finco, LLC) (Australia)
Initial Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 02/28/22(b)(c)	1,252,519	1,227,468
Huntsman International, LLC
Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 03/24/23(b)(f)	1,416,149	1,412,170
Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 07/07/16(d)(e)(h)	263,692	33,041
Nexeo Solutions, LLC
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 09/08/17(b)	2,782,704	2,778,363
Term Loan B-3, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 09/08/17(b)	937,500	936,037
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)	1,009,963	997,338

	Principal Amount ($)	Value ($)
CHEMICALS, PLASTICS & RUBBER (continued)
Styrolution US Holding, LLC
First Lien Dollar Tranche B-1 Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/07/19(b)(f)	2,565,963	2,578,793
Tronox Pigments
(Netherlands) B. V.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/19/20(b)(c)(f)	2,493,590	2,320,909

		14,871,774

CONSTRUCTION & BUILDING - 1.3%
Headwaters, Inc.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/24/22(b)	496,250	498,731
Infiltrator Water Technologies, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/27/22(b)(f)	2,856,519	2,861,875

		3,360,606

CONSUMER GOODS: DURABLE - 0.1%
Britax US Holdings, Inc.
Initial Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/15/20(b)	457,775	345,620

CONSUMER GOODS: NON-DURABLE - 2.7%
ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,479,069	3,377,602
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	239,923	70,298
Polyconcept Investments B.V.
Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(b)	2,560,896	2,528,885
The Topps Company, Inc.
Term Loan, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 10/02/18(b)	1,106,142	1,086,785

		7,063,570

CONTAINERS, PACKAGING & GLASS - 5.0%
BWay Intermediate Company, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(b)(f)	4,958,646	4,822,283
Hoover Group, Inc.
Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(d)	1,476,813	1,373,436
NVLX Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	3,200,462	3,200,462

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
CONTAINERS, PACKAGING & GLASS (continued)
Pelican Products, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 04/10/20(b)	1,912,573	1,716,534
Tekni-Plex, Inc.
First Lien Tranche B-1 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/01/22(b)	2,260,564	2,226,656

		13,339,371

ENERGY: OIL & GAS - 5.8%
American Energy - Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	3,061,946	528,186
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	498,651	261,792
BlackBrush Oil & Gas, L.P.
Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(b)	3,700,224	2,864,584
Chelsea Petroleum Products I, LLC
Tranche B Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/28/22(b)	1,727,942	1,624,265
Chief Exploration & Development, LLC
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(b)	1,950,784	1,163,155
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	1,000,000	361,880
EMG Utica, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(b)	2,186,531	1,732,826
HGIM Corp.
Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	3,917,906	2,742,534
Sheridan Investment Partners I, LLC
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)(d)	277,339	132,199
Sheridan Production Partners I-A, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)(d)	36,750	17,517
Sheridan Production Partners I-M, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)(d)	22,447	10,700

	Principal Amount ($)	Value ($)
ENERGY: OIL & GAS (continued)
Southcross Energy Partners, L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,569,488	1,116,691
Southcross Holdings Borrower, L.P.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/04/21(b)(i)	858,606	107,326
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)	2,606,105	1,980,640
W3 Co.
First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(b)	910,764	726,334

		15,370,629

ENVIRONMENTAL INDUSTRIES - 1.0%
Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)	2,901,337	2,577,359

FOREST PRODUCTS & PAPER - 1.5%
Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,835,549	1,794,249
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	2,253,650	2,202,943

		3,997,192

HEALTHCARE & PHARMACEUTICALS - 14.9%
ABB/Con-Cise Optical Group, LLC
Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/06/19(b)	1,494,770	1,484,493
Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,961,004	2,920,290
ATI Holdings, Inc.
Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/20/19(b)	1,494,270	1,495,203
Concentra, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/01/23(b)	1,000,000	980,000
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)(f)	1,151,317	947,914
InVentiv Health, Inc.
Term Loan B-3, (LIBOR + 6.25%, 1.50% Floor), 7.75%, 05/15/18(b)	723,864	720,245
Lanai Holdings III, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/29/22(b)	1,972,813	1,948,153

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HEALTHCARE & PHARMACEUTICALS (continued)
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	5,005,484	4,429,854
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)	4,728,833	4,279,594
Smile Brands Group, Inc.
Term Loan B (1.50% PIK), (LIBOR + 7.75%, 1.25% Floor), 9.00%, 08/16/19(b)(h)	3,612,978	3,039,418
Steward Health Care System, LLC
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)	2,741,682	2,638,869
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(b)	2,617,589	2,590,601
Team Health, Inc.
Tranche B Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/23/22(b)	3,874,455	3,886,524
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b) .	3,765,626	3,759,357
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/29/23(b)	1,025,000	1,012,187
Valeant Pharmaceuticals International, Inc. (Canada)
Tranche B Term Loan Series D-2, (LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/13/19(b)(c)	213,414	202,583
Tranche B Term Loan Series F-1, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/01/22(b)(c)(f)	3,286,094	3,114,955

		39,450,240

HIGH TECH INDUSTRIES - 18.8%
Avago Technologies Cayman Holdings, Ltd. (Cayman Islands)
Dollar Term Loan B-1, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/01/23(b)(c)(f)	1,951,122	1,944,137
Deltek, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/25/22(b)	2,672,290	2,663,940
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,124,528	1,085,170
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	1,999,281	1,874,326

	Principal Amount ($)	Value ($)
HIGH TECH INDUSTRIES (continued)
GTCR Valor Companies, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/30/21(b)	2,354,162	2,339,449
Informatica Corp.
Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/05/22(b)	2,988,743	2,940,176
Kronos, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.25% Floor), 9.75%, 04/30/20(b)	4,998,571	4,992,323
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
First Lien New Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 02/25/20(b)	498,728	491,247
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/25/21(b)(d)	563,000	503,885
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(b)	1,439,566	1,373,886
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	1,758,675	1,670,741
ON Semiconductor Corp.
First Lien Term Loan B, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 03/31/23(b)(f)	3,096,210	3,105,406
Riverbed Technology, Inc.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/25/22(b)(f)	3,491,184	3,506,615
RP Crown Parent, LLC
First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(b)	3,563,488	3,318,498
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(b)	1,000,000	807,500
Sophia, L.P.
Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/22(b)	3,989,975	3,937,606
SS&C Technologies Holdings
Europe S.a.r.l. (Luxembourg) Term Loan B-2, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/08/22(b)(c)	251,310	252,115
SS&C Technologies, Inc.
Term Loan B-1, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/08/22(b) .	1,733,699	1,739,255
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b) .	2,556,977	2,307,672

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HIGH TECH INDUSTRIES (continued)
Vision Solutions, Inc.
First Lien Term Loan, (LIBOR + 6.00%, 1.50% Floor), 7.50%, 04/23/17(b)	4,000,000	3,860,000
Western Digital Corp.
Term loan B, (LIBOR + 5.50%, 0.75% Floor), 6.25%, 03/30/23(b)(f)	5,110,345	5,057,657

		49,771,604

HOTEL, GAMING & LEISURE - 8.9%
CDS U.S. Intermediate Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/08/22(b)	1,923,585	1,838,226
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/30/21(b)(c)	5,105,263	4,976,738
Diamond Resorts Corp.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/09/21(b) .	2,488,546	2,426,333
Equinox Holdings, Inc.
First Lien New Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 01/31/20(b)	3,701,629	3,692,375
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)	1,412,037	1,318,497
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)	776,224	774,283
Planet Fitness Holdings, LLC
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/31/21(b)	3,848,688	3,834,256
Scientific Games International, Inc.
Initial Term Loan B-2, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/01/21(b)	3,507,101	3,405,729
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)	1,335,898	1,298,118

		23,564,555

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.5%
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(d)	3,846,312	3,692,459
F & W Media, Inc.
Initial Term Loan, (LIBOR + 7.25%, 1.25% Floor), 8.50%, 06/30/19(b)	3,135,887	2,932,054

		6,624,513

	Principal Amount ($)	Value ($)
MEDIA: BROADCASTING & SUBSCRIPTION - 11.6%
Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)	1,479,743	1,273,504
Hargray Communications Group, Inc. (HCP Acquisition, LLC)
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/26/19(b)	4,154,513	4,146,723
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)	2,437,329	2,400,769
Intelsat Jackson Holdings S.A. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(c)(f)	2,000,000	1,870,350
Learfield Communications, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 10/08/21(b)	1,102,393	1,094,814
Neptune Finco Corp.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/09/22(b)	4,050,012	4,061,717
Numericable U.S., LLC
Dollar Denominated Tranche B-1 Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/21/20(b)	2,056,725	2,046,318
Dollar Denominated Tranche B-2 Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/21/20(b)	1,779,348	1,770,344
Numericable-SFR (France)
Term Loan B-6 (USD), (LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/10/23(b)(c)	1,271,286	1,263,836
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/07/19(b)	1,950,363	1,925,983
Telecommunications Management, LLC
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/20(b)	1,118,280	1,079,140
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(d)	710,475	687,384
WideOpenWest Finance, LLC
Replacement Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 04/01/19(b)(f)	2,992,443	2,967,875

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	3,968,583	3,973,564

		30,562,321

MEDIA: DIVERSIFIED & PRODUCTION - 0.2%
Tech Finance & Co S.C.A. (Luxembourg)
U.S. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/11/20(b)(c)	619,514	615,642

RETAIL - 9.6%
Academy, LTD.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	2,493,460	2,383,586
Albertson’s, LLC
Term Loan B-2, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/21/19(b)	4,284,673	4,291,507
Bass Pro Group, LLC
2015 New Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/05/20(b)(f)	997,481	951,762
Belk, Inc.
Closing Date First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/12/22(b)	1,330,077	1,178,229
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)	5,241,925	3,983,863
Mattress Holding Corp.
Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 10/20/21(b)	2,652,376	2,629,167
2016 Incremental Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 10/20/21(b)	1,217,391	1,211,304
Petco Animal Supplies, Inc.
Tranche B-1 Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 01/26/23(b)	2,325,000	2,327,581
Tranche B-2 Term Loan, (LIBOR + 5.00%, 0.00% Floor), 5.62%, 01/26/23(b)	1,612,903	1,614,516
Sears Roebuck Acceptance Corp. (KMART Corp.)
2015 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)	1,723,470	1,649,145
Staples, Inc.
Term Loan, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/02/22(b)	2,885,024	2,887,029

	Principal Amount ($)	Value ($)
RETAIL (continued)
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/27/19(b)(d)	373,918	342,135

		25,449,824

SERVICES: BUSINESS - 12.3%
Americold Realty Operating Partnership, L.P.
Term Loan B, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/01/22(b)	1,455,810	1,455,337
Brock Holdings III, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.5% Floor), 6.00%, 03/16/17(b)	600,370	575,229
Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)	1,395,310	1,311,591
EIG Investors Corp.
Term Loan, (LIBOR + 5.23%, 1.00% Floor), 6.23%, 11/09/19(b)	2,984,655	2,859,672
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/09/23(b)(f)	2,000,000	1,852,500
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(b)	2,014,349	1,624,905
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(b)	1,000,000	475,000
GCA Services Group, Inc.
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/01/23(b)	1,365,517	1,372,345
Genex Holdings, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/28/21(b)	1,902,363	1,873,828
IBC Capital, Ltd.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/09/21(b)(f)	2,283,441	2,123,600
Infogroup, Inc.
Term Loan B, (LIBOR + 5.50%, 1.50% Floor), 7.00%, 05/26/18(b)	1,170,535	1,091,155
Onex Carestream Finance, L.P.
2013 First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/19(b)	985,714	916,714
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	2,415,389	2,008,794
Packers Holdings, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/02/21(b)	992,487	992,487

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
SERVICES: BUSINESS (continued)
SGS Cayman, L.P.
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	427,157	423,598
SMG
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.55%, 02/27/20(b)	1,994,898	1,925,077
Solera, LLC (Solera Finance, Inc.)
Dollar Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/03/23(b)(f)	3,335,681	3,338,366
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,835,044	1,819,758
Tyche Holdings, LLC
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 11/11/22(b)	2,250,000	2,261,261
Term Loan B-1, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 11/12/21(b)	2,230,306	2,232,403

		32,533,620

SERVICES: CONSUMER - 3.4%
Laureate Education, Inc.
2018 New Series Extended Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 06/15/18(b)	5,148,479	4,466,305
NVA Holdings, Inc.
First Lien Incremental Term Loan B-1, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/21(b)	429,711	429,174
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/21(b)	3,164,583	3,147,447
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	955,026	935,925

		8,978,851

TELECOMMUNICATIONS - 9.2%
Altice Financing S.A. (Luxembourg)
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/02/19(b)(c)	1,994,898	2,003,127
Avaya, Inc.
Replacement Term Loan B-6, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 03/31/18(b)	1,699,202	1,265,906
Term Loan B-3, (LIBOR + 4.50%, 0.00% Floor), 5.12%, 10/26/17(b)(f)	337,992	275,802
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	5,467,283	4,968,393

	Principal Amount ($)	Value ($)
TELECOMMUNICATIONS (continued)
Grande Communications Networks, LLC
Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/29/20(b)	2,988,125	2,950,774
LTS Buyer LLC (Sidera Networks, Inc.)
First Lien Term Loan B, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/13/20(b)	1,971,646	1,954,996
Second Lien Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 04/12/21(b)(f)	3,388,172	3,263,928
Securus Technologies Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.50%, 1.25% Floor), 4.75%, 04/30/20(b)	2,420,996	2,258,789
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	2,800,000	2,362,500
U.S. TelePacific Corp.
Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/25/20(b)	1,008,057	962,518
Zayo Group LLC (Zayo Capital, Inc.)
2016 Incremental Facility Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/06/21(b)	1,995,000	2,003,977

		24,270,710

TRANSPORTATION: CARGO - 1.4%
Carrix, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)	3,869,743	3,656,907

TRANSPORTATION: CONSUMER - 0.8%
Blue Bird Body Co.
Facility Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 06/26/20(b)	365,135	361,712
Travel Leaders Group, LLC
Additional Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)	1,761,590	1,754,984

		2,116,696

UTILITIES: ELECTRIC - 2.5%
Granite Acquisition, Inc.
Second Lien Term Loan B, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/19/22(b)	1,112,864	873,598
Panda Sherman Power, LLC
Construction Term Loan Advances, (LIBOR + 7.50%, 1.50% Floor), 9.00%, 09/14/18(b) .	1,182,374	1,022,754

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
UTILITIES: ELECTRIC (continued)
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,134,220	2,127,999
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	2,500,000	2,479,162

		6,503,513

Total Senior Loans
(Cost $400,475,650)		382,031,709

Corporate Notes and Bonds - 5.5%(e)
CHEMICALS, PLASTICS & RUBBER - 0.0%
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(j)(k)	639,000	—

CONTAINERS, PACKAGING & GLASS - 0.4%
Reynolds Group Holdings, Inc.
6.88%, 02/15/21	996,000	1,031,482

HEALTHCARE & PHARMACEUTICALS - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)
7.50%, 07/15/21(c)(k)	3,200,000	2,681,984

HIGH TECH INDUSTRIES - 0.8%
Western Digital Corp.
7.38%, 04/01/23(k)	2,000,000	2,045,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.6%
Acosta, Inc.
7.75%, 10/01/22(k)	1,600,000	1,488,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.7%
Columbus International, Inc. (Barbados)
7.38%, 03/30/21(c)(k)	1,285,000	1,373,344
Intelsat Jackson Holdings S.A.
(Luxembourg)
8.00%, 02/15/24(c)(k)	1,000,000	1,032,500
Neptune Finco Corp.
10.13%, 01/15/23(k)	105,000	112,612
10.88%, 10/15/25(k)	293,000	319,223
Radio One, Inc.
7.38%, 04/15/22(k)	882,000	797,107
9.25%, 02/15/20(k)	1,484,000	1,023,960

		4,658,746

MEDIA: DIVERSIFIED & PRODUCTION - 1.0%
SiTV, Inc.
10.38%, 07/01/19(k)	3,420,000	2,650,500

Total Corporate Notes and Bonds
(Cost $16,909,363)		14,555,712

	Share Quantity	Value ($)
Common Stock - 0.0%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(d)(l)	936,317	—

Total Common Stock
(Cost $ — )		—

Preferred Stock - 1.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%
Watford Holdings, Ltd. (Bermuda) 8.50% (c)(d)	160,000	3,811,366

Total Preferred Stock
(Cost $3,920,000)		3,811,366

Warrants - 0.0%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.
07/26/18(d)(l)	54,913	—

Total Warrants
(Cost $ — )		—

Total Investments-151.5%		400,398,787
(Cost of $421,305,013) (m)
Other Assets & Liabilities, Net-5.0%		13,236,274
Loan Outstanding-(56.5)%(n)(o)		(149,256,386)

Net Assets (Applicable to Common Shares)-100.0%		264,378,675

8  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2016 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at March 31, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at March 31, 2016 was 0.44% and 0.63%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at March 31, 2016, the prevailing rate in effect at March 31, 2016 was the base rate plus the LIBOR floor, except as otherwise indicated.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(e)	Fixed rate asset.
(f)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(g)	The issuer may elect to pay interest in cash or in kind.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional principal amount.
(i)	The issuer is in default of its payment obligation as of March 28, 2016, as such, income is no longer being accrued. Subsequent to quarter end, the issuer sent notification of restructuring effective April 13, 2016 and is no longer in default.
(j)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders on record as of January 6, 2016 which was recorded as a cost basis adjustment.
(k)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $13,524,230, or 5.1% of net assets.
(l)	Non-income producing asset.
(m)	The aggregate cost of securities for federal income tax purposes was $421,448,146. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales and defaulted security interest adjustments. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$ 2,282,469
Gross unrealized depreciation	(23,331,828)
Net unrealized depreciation	$ (21,049,359)

(n)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(o)	Principal $149,269,000 less unamortized deferred financing costs of $12,614.

See accompanying Notes to Schedule of Investments.  |  9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

March 31, 2016 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1  —  Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2  —  Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3  —  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

10  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2016 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2016 is as follows:

Apollo Senior Floating Rate Fund Inc.
Assets	Total Fair Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cash and Cash Equivalents	$ 18,004,783	$18,004,783	$ —	$ —
Senior Loans	382,031,709	—	366,289,037	15,742,672
Corporate Notes and Bonds	14,555,712	—	14,555,712	—
Common Stock	—	—	—	—
Preferred Stock	3,811,366	—	—	3,811,366
Warrants	—	—	—	—

Total Assets	$418,403,570	$18,004,783	$380,844,749	$19,554,038

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2016.

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants
Fair Value, beginning of period	$36,863,012	$33,001,459	$35,465	$—	$3,826,088	$ —
Purchases, including capitalized PIK	1,581,998	1,581,998	—	—	—	—
Sales	(6,715,732)	(6,715,732)	—	—	—	—
Accretion/(amortization) of discounts/ (premiums)	25,566	25,566	—	—	—	—
Net realized gain/(loss)	(1,710,994)	(1,710,994)	—	—	—	—
Change in net unrealized appreciation/ (depreciation)	907,725	957,912	(35,465)	—	(14,722)	—
Transfers into Level 3	5,390,070	5,390,070	—	—	—	—
Transfers out of Level 3	(16,787,607)	(16,787,607)	—	—	—	—

Total Fair Value, end of period	$19,554,038	$15,742,672	$—	$—	$3,811,366	$ —

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously or due to changes in application of internal leveling criteria. There were no transfers between Level 1 and Level 2 fair value measurement during the year shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2016 was $(453,196).

|  11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2016 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2016:

Apollo Senior Floating Rate Fund Inc.
Assets	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$12,645,513	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,064,118	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

	33,041	Recoverability(b)	Recovery %(b)	10.42%

Corporate Notes and Bonds	—	Recoverability(b)	Recovery %(b)	10.42%

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

Preferred Stock	3,811,366	Discounted cash flow(c)	Discount rate(c)	8.92%

Warrants	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x
Total Fair Value	$19,554,038

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third party financial advisor as part of restructuring proceedings. The estimated fair value of the recoverable assets after deducting expenses was approximately 10.42% of the book value of the assets.

(c)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

12  |

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	5/19/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	5/19/16

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	5/19/16